Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions
9.  Related Party Transactions

Notes Receivable

Plantation Pipe Line Company

As of June 30, 2011, KMP had a current note receivable bearing interest at the rate of 4.72% per annum from Plantation Pipe Line Company, its 51.17%-owned equity investee.  The outstanding note receivable balance as of that date was $80.7 million. On July 20, 2011, KMP, ExxonMobil, and Plantation Pipe Line Company amended the term loan agreement covering this current note receivable KMP and ExxonMobil have from Plantation. Together, KMP, ExxonMobil, and Plantation Pipe Line Company agreed to (i) reduce the aggregate loan amount to $100.0 million following payments of $57.9 million made by Plantation to ExxonMobil and KMP on July 20, 2011; (ii) extend the maturity of the note from July 20, 2011 to July 20, 2016; (iii) allow for pre-payment of all or any portion of the principal amount of the loan without a premium penalty; and (iv) revise the interest rate on the note from 4.72% per annum to 4.25% per annum. Following the July 20, 2011 payments to both KMP and ExxonMobil, the note provides for semiannual payments of principal and interest on December 31 and June 30 each year beginning on December 31, 2011, with a final principal payment of $87.8 million due on July 20, 2016.

During the first nine months of 2011, KMP received combined principal repayments of $30.9 million, and as of September 30, 2011, KMP’s 51.17% portion of the outstanding principal amount of the note was $51.2 million. We included $1.1 million of this note receivable balance within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet, and the remaining outstanding balance within “Notes Receivable.”  As of December 31, 2010, the outstanding note receivable balance was $82.1 million, and we included this amount within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet.

Express US Holdings LP

KMP has a long-term investment in a C$113.6 million debt security issued by Express US Holdings LP (the obligor), the partnership that maintains ownership of the U.S. portion of the Express pipeline system. The debenture is denominated in Canadian dollars, due in full on January 9, 2023, bears interest at the rate of 12.0% per annum and provides for quarterly payments of interest in Canadian dollars on March 31, June 30, September 30 and December 31 each year. As of September 30, 2011 and December 31, 2010, the outstanding note receivable balance, representing the translated amount included in our consolidated financial statements in U.S. dollars, was $108.4 million and $114.2 million, respectively, and we included these amounts within “Notes receivable” on our accompanying consolidated balance sheets.

River Consulting, LLC

In conjunction with the sale of KMP’s 51% equity ownership interest in River Consulting, LLC and Devco USA, L.L.C. (discussed in Note 2), it extended separate lines of credit to River Consulting and Devco, allowing them to borrow from KMP in an aggregate amount of $3.0 million for working capital purposes. The lines of credit expire on December 31, 2012, and provide for maximum advances of $2.7 million to River Consulting and $0.3 million to Devco. Advances by KMP pursuant to these lines of credit are evidenced by notes that bear interest at the rate of 9.5% per annum. The notes provide for monthly payments of interest and allow for prepayment of principal borrowings. As of September 30, 2011, River Consulting had borrowed $1.6 million under its line of credit agreement with KMP, and we included this receivable amount within “Notes receivable” on our accompanying consolidated balance sheet.

Other Receivables and Payables

As of September 30, 2011 and December 31, 2010, our related party receivables (other than notes receivable discussed above in “―Notes Receivable”) totaled $7.3 million and $23.3 million, respectively. The September 30, 2011 receivables amount consisted of (i) $3.3 million included within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet and (ii) $4.0 million of natural gas imbalance receivables included within “Other current assets.” The $3.3 million receivable amount primarily consisted of amounts due from the Express pipeline system and

Plantation Pipe Line Company. The $4.0 million natural gas imbalance receivable amount was due from NGPL. The December 31, 2010 receivables amount consisted of (i) $16.1 million included within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet and (ii) $7.2 million of natural gas imbalance receivables included within “Other current assets.” The $16.1 million amount primarily related to accounts and interest receivables due from the Express pipeline system, the Rockies Express pipeline system and NGPL. The related party natural gas imbalance receivables consisted of amounts due from NGPL.

As of September 30, 2011 and December 31, 2010, our related party payables totaled $5.7 million and $4.6 million, respectively. The September 30, 2011 amount consisted of (i) $0.9 million, $0.4 million, $0.3 million and $0.2 million due to RGZ, Inc., Devco USA L.L.C, NGPL and River Consulting, LLC, respectively, and we included these amounts within “Accounts payable” on our accompanying consolidated balance sheet and (ii) $3.9 million of natural gas imbalance payables included within “Accrued other current liabilities,” consisting of amounts due to the Rockies Express pipeline system. The December 31, 2010 amount consisted of (i) $0.9 million included within “Accounts payable” and primarily related to amounts due to RGZ, Inc. and (ii) $3.7 million of natural gas imbalance payables included within “Accrued other current liabilities” consisting of amounts due to the Rockies Express pipeline system.

NGPL PipeCo LLC Fee Revenue and General and Administrative Reimbursement

On February 15, 2008, we entered into an Operations and Reimbursement Agreement (O&R Agreement) with Natural Gas Pipeline Company of America LLC, a wholly owned subsidiary of NGPL PipeCo LLC. The O&R Agreement provides for us to be reimbursed, at cost, for pre-approved operations and maintenance costs, and through December 31, 2010, a general and administration fee charge (Fee) for services provided under the O&R Agreement. Effective January 1, 2011, the general and administrative expenses (G&A Costs) are determined in accordance with and as required by the terms of the O&R Agreement. The Fee and the reimbursement of G&A Costs are included within the caption, “Product sales and other” in our accompanying consolidated statements of income, and totaled $26.1 million and $35.4 million for the nine months ended September 30, 2011 and 2010, respectively. Also, see Note 11 “Litigation, Environmental and Other Contingencies—NGPL 2011 Budget Arbitration.”

Asset Divestitures

Mr. C. Berdon Lawrence, a non-management director on the boards of Kinder Morgan G.P., Inc. and KMR until July 20, 2011, is also Chairman Emeritus of the Board of Kirby Corporation. On February 9, 2011, KMP sold a marine vessel to Kirby Corporation’s subsidiary Kirby Inland Marine, L.P., and additionally, KMP and Kirby Inland Marine L.P. formed a joint venture named Greens Bayou Fleeting, LLC. For more information about these transactions, see Note 2.

Derivative Counterparties

One of our investors, Goldman Sachs Capital Partners and certain of its affiliates (Goldman Sachs), is considered a “related party” to us as that term is defined by U.S. generally accepted accounting principles. Goldman Sachs has acted in the past, and may act in the future, as an underwriter for equity and/or debt issuances for us, Kinder Morgan Kansas, Inc., KMP and KMR, and Goldman Sachs effectively owned 49% of the terminal assets KMP acquired from US Development Group LLC in January 2010.

In addition, we conduct energy commodity risk management activities in the ordinary course of implementing our risk management strategies in which the counterparty to certain of our derivative transactions is an affiliate of Goldman Sachs and in conjunction with these activities, we are a party (through one of KMP’s subsidiaries engaged in the production of crude oil) to a hedging facility with J. Aron & Company/Goldman Sachs. The hedging facility requires us to provide certain periodic information but does not require the posting of margin. As a result of changes in the market value of our derivative positions, we have created both amounts receivable from and payable to Goldman Sachs affiliates. The following table summarizes the fair values of our energy commodity derivative contracts that are (i) associated with commodity price risk management activities with J. Aron & Company/Goldman Sachs and (ii) included within “Fair value of derivative contracts” in our accompanying consolidated balance sheets as of September 30, 2011 and December 31, 2010 (in millions):

	September 30, 2011	December 31, 2010
Derivatives - asset (liability)
Current assets	$36.7	$-
Noncurrent assets	$49.7	$12.7
Current liabilities	$(41.3)	$(221.4)
Noncurrent liabilities	$(11.3)	$(57.5)

For more information on our risk management activities see Note 6.

11.  Related Party Transactions

Significant Investors

One of our investors, Goldman Sachs Capital Partners and certain of its affiliates (Goldman Sachs), is considered “related parties” to us as that term is defined in the authoritative accounting literature. Goldman Sachs has acted in the past, and may act in the future, as an underwriter for equity and/or debt issuances for us, Kinder Morgan Kansas, Inc., KMP and KMR.  Also, on January 15, 2010, KMP acquired three ethanol handling train terminals from U.S. Development Group, of which Goldman Sachs effectively owned 49%, for an aggregate consideration of $197.4 million, consisting of $115.7 million in cash and $81.7 million in its common units.  The three train terminals are located in Linden, New Jersey, Baltimore, Maryland, and Dallas, Texas.  As part of the transaction, KMP announced the formation of a venture with U.S. Development Group to optimize and coordinate customer access to the three acquired terminals, other ethanol terminal assets KMP already owns and operates, and other terminal projects currently under development by both parties.  We also conduct commodity risk management activities i~ the ordinary course of implementing our risk management strategies in which the counterparty to certain of our derivative transactions is an affiliate of Goldman Sachs.  In conjunction with these activities, we are a party (through one of KMP's subsidiaries engaged in the production of crude oil) to a hedging facility with J. Aron & Company/Goldman Sachs, which requires us to provide certain periodic information but does not require the posting of margin.  As a result of changes in the market value of our derivative positions, we have recorded both amounts receivable from and payable to Goldman Sachs affiliates.  The following table summarizes the fair values of our energy commodity derivative contracts that are (i) associated with commodity price risk management activities with J. Aron & Company/Goldman Sachs and (ii) included within “Fair value of derivative contracts” in our accompanying consolidated balance sheets (in millions):

	December 31,
	2010	2009
Derivative Assets (Liabilities)
Current Assets: Fair value of derivative contracts	$-	$4.3
Assets: Fair value of derivative contracts	$12.7	$18.4
Current Liabilities: Fair value of derivative contracts	$(221.4)	$(96.8)
Long-term Liabilities and Deferred Credits: Fair value of derivative contracts	$(57.5)	$(190.8)

Cortez Pipeline Company

In March 2008, KMP's subsidiary Kinder Morgan CO2 Company, L.P. sold certain pipeline meter equipment to Cortez Pipeline Company, its 50% equity investee, for its current fair value of $5.7 million.  The meter equipment is still being employed in conjunction with our CO2–business segment.

Kinder Morgan NatGas Operator LLC

KMP's subsidiary Kinder Morgan NatGas Operator LLC operates the Rockies Express and the Midcontinent Express natural gas pipeline systems pursuant to two separate operating agreements.  It entered into the Rockies Express agreement in April 2008, and according to the provisions of the agreement, it is reimbursed for its costs and it receives a management fee of 1%, based on Rockies Express' operating income, less all depreciation, depletion and amortization expenses.  In 2010 and 2009, it received management fees of $5.4 million and $4.0 million, respectively.  Kinder Morgan NatGas Operator LLC operates the Midcontinent Express pipeline system according to the provisions of an operating agreement entered into in March 2007. It is reimbursed for its operating costs; however, it receives no special management fees according to this agreement.

Terminals-KMP Business Segment

Mr. C. Berdon Lawrence, a non-management director on the boards of Kinder Morgan G.P., Inc. and KMR, is also Chairman of the Board of Kirby Corporation.  For services in the ordinary course of Kirby Corporation's and the Terminals-KMP segment's businesses, Kirby Corporation received payments from KMP's subsidiaries totaling $39,828, $18,878 and $430,835 in 2010, 2009 and 2008, respectively, and Kirby made payments, in 2008, to KMP's subsidiaries totaling $144,300.

Notes Receivable

Plantation Pipe Line Company

KMP has a long-term note receivable bearing interest at the rate of 4.72% per annum from Plantation Pipe Line Company, its 51.17%-owned equity investee.  The note provides for semiannual payments of principal and interest on June 20 and December 31 each year, with a final principal payment due July 20, 2011. KMP received principal repayment amounts of $2.7 million in 2010. As of December 31, 2010, the outstanding note receivable balance was $82.1 million, and we included this amount within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet.  As of December 31, 2009, the note receivable balance was $84.8 million, and we included $2.6 million within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet, and the remaining outstanding balance within “Notes receivable.”

Express US Holdings LP

On June 30, 2008, we exchanged our C$113.6 million preferred equity interest in Express US Holdings LP for two subordinated notes from Express US Holdings LP (the obligor) with a combined face value of $111.4 million (C$113.6 million).  The debentures, denominated in Canadian dollars, are due in full on January 9, 2023, each bearing an interest rate of 12.0% per annum and providing for quarterly payments of interest in Canadian dollars on March 31, June 30, September 30 and December 31 each year.

On August 28, 2008, we sold our one-third interest in the net assets of the Express pipeline system (Express), as well as our full ownership of the net assets of the Jet Fuel pipeline system (Jet Fuel), to KMP.  This transaction included the sale of the subordinated notes described above.  We accounted for this transaction as a transfer of net assets between entities under common control.  Therefore, following the sale of Express and Jet Fuel to KMP, KMP recognized the assets and liabilities acquired at our carrying amounts (historical cost) at the date of transfer.

As of December 31, 2010 and 2009, the outstanding note receivable balance, representing the translated amount included in our accompanying consolidated financial statements in U.S. dollars, was $114.2 million and $108.1 million, respectively, and we included these amounts within “Notes receivable” in our accompanying consolidated balance sheets.

NGPL PipeCo LLC

On February 15, 2008, we entered into an Operations and Reimbursement Agreement (Agreement) with NGPL PipeCo LLC. The Agreement provides for us to be reimbursed, at cost, for pre-approved operations and maintenance costs, plus a $43.2 million annual general and administration fixed fee charge (Fixed Fee), for services provided under the Agreement. This Fixed Fee escalates at 3% each year until 2011 and is billed monthly. For the years ended December 31, 2010 and 2009 and 2008, these Fixed Fees totaled $47.2 million, $45.8 million and $39.0 million, respectively. In addition, KMP purchases natural gas transportation and storage services from NGPL. For each of the years ended December 31, 2010, 2009 and 2008, these expenses totaled $7.8 million, $8.8 million and $7.2 million, respectively, and we include these amounts within “Gas purchases and other costs of sales” in our accompanying consolidated statements of income.

Other Receivables and Payables

As of December 31, 2010 and 2009, our related party receivables (other than notes receivable discussed above in “– Notes Receivable”) totaled $23.3 million and $14.6 million, respectively.  The December 31, 2010 receivables amount consisted of (i) $16.1 million included within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet and (ii) $7.2 million of natural gas imbalance receivables included within “Other current assets.”  The $16.1 million amount primarily related to accounts and interest receivables due from the Express pipeline system, the Rockies Express pipeline system and NGPL.  The related party natural gas imbalance receivables consisted of amounts due from NGPL.  The December 31, 2009 amount consisted of (i) $11.5 million included within “Accounts, notes and interest receivable, net” and primarily related to receivables due from the Express pipeline system, the Rockies Express pipeline system and NGPL and (ii) $3.1 million of natural gas imbalance receivables due from NGPL included within “Other current assets” and consisting primarily of amounts due from NGPL.

As of December 31, 2010 and 2009, our related party payables totaled $4.6 million and $1.2 million, respectively.  The December 31, 2010 amount consisted of (i) $0.9 million included within “Accounts payable” and primarily related to amounts due to RGZ, Inc. and (ii) $3.7 million of natural gas imbalance payables included within “Accrued other current liabilities” and consisting of amounts due to the Rockies Express pipeline system.  The December 31, 2009 related party payable amounts are included within “Accounts payable” on our accompanying balance sheet, and primarily consisted of amounts we owed to RGZ, Inc.

Interest

Our accompanying consolidated statements of income includes related-party net interest income totaling $17.3 million, $16.1 million and $5.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. Related party interest income is primarily related to interest income from Plantation Pipe Line Company and Express US Holdings LP.